FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Canadian dollar contracts	Dec. 31, 2021 CAD ($) $ / $
2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.28
2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.48
2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.30
2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD)	1.46
Currency risk | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 372,000,000
Currency risk | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	185,000,000
Currency risk | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount | $	$ 557,000,000